Taxation - Others (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Valuation allowance	¥ 108,640,000	¥ 107,117,000	¥ 78,471,000	¥ 13,038,000
Operating loss carryforwards	419,000,000	422,000,000
Valuation allowance for net operating loss carryforwards	387,000,000	381,000,000
Net operating loss carryforwards	104,882,000	104,798,000
Net operating loss carryforwards, expires in 2026	34,100,000
Net operating loss carryforwards, expires in 2027	74,900,000
Net operating loss carryforwards, expires in 2028	252,000,000
Net operating loss carryforwards, expires in 2029	30,600,000
Net operating loss carryforwards, expires in 2030	27,200,000
Provision for credit losses
Income Taxes [Line Items]
Valuation allowance	¥ 0	¥ 0	¥ 0